UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income (loss)	$ (340,033)	$ (226,612)	$ (475,441)	$ (625,864)	$ (888,802)	$ (301,128)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation			4,694	10,767	13,674	7,647
Other Asset Impairment Charges			5,208	113,118	145,178	0
Amortization of Intangible Assets	9,300	9,000	28,098	26,078	35,368	19,573
Amortization of Debt Issuance Costs and Discounts			6,043	213,534	273,048	19,592
Other Noncash Income (Expense)			2,138	1,529
Fair Value Adjustment of Warrants	(861)	0	(861)	0	(28,901)	32,790
Change in fair value of convertible preferred stock warrants	0	(4,202)	(266)	(24,613)
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net	237,667	(29,089)	236,603	(306,866)	(236,603)	0
Share-Based Payment Arrangement, Noncash Expense			37,398	31,021	38,557	55,215
Provision (Recovery) For Loan Repurchase Reserve	866	11,683	178	25,125	33,518	13,780
Unrealized Gain (Loss) on Derivatives			(819)	291	5,695	7,744
Mortgage Loans Held For Sale, Change in Fair Value			6,070	81,247	54,266	67,678
Operating Lease, Right-of-Use Asset, Periodic Reduction			5,446	10,521	8,791	24,752
Increase (Decrease) in Operating Capital [Abstract]
Payment for Origination, Loan, Mortgage, Held-for-Sale			(2,607,781)	(9,940,429)	(10,508,885)	(51,280,393)
Proceeds from Sale, Loan, Mortgage, Held-for-Sale			2,685,341	11,390,991	12,035,915	51,791,633
Increase (Decrease) in Operating Lease Liability			(11,247)	(11,952)	(13,608)	(11,742)
Increase (Decrease) in Other Receivables			6,043	22,976	37,878	(11,149)
Increase (Decrease) in Prepaid Expense and Other Assets			15,035	(4,549)	(2,941)	(60,442)
Increase (Decrease) in Accounts Payable and Accrued Liabilities			4,648	(26,110)	(40,557)	(7,958)
Increase (Decrease) In Escrow Payable			(4,848)	(5,162)	(3,554)	(14,594)
Increase (Decrease) in Other Operating Liabilities			(17,847)	(2,863)	(19,814)	11,895
Net Cash Provided by (Used in) Operating Activities, Total			(76,167)	978,790	938,223	361,215
Net Cash Provided by (Used in) Investing Activities [Abstract]
Payments to Acquire Property, Plant, and Equipment			(332)	(7,798)	(11,735)	(15,722)
Proceeds from Sale of Property, Plant, and Equipment			717	0	4,473	0
Payments to Develop Software			(8,563)	(18,581)	(23,548)	(52,926)
Payments to Acquire Businesses, Net of Cash Acquired			(12,713)	0	(3,847)	(5,074)
Payment for Contingent Consideration Liability, Investing Activities			0	(3,847)
Proceeds from Maturities, Prepayments and Calls of Short-Term Investments			12,324	0
Payments to Acquire Short-Term Investments			(33,425)	0
Net Cash Provided by (Used in) Investing Activities, Total			(41,992)	(30,226)	(34,657)	(68,703)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Issuance of post-closing convertible notes (issued to a related party. See Note 10)			528,586	0
Exercise of convertible preferred stock warrants	1,500		1,460	0
Proceeds from Business Combination			21,616	0
Proceeds from issuance of common stock			16,351	0
Proceeds from Lines of Credit			2,237,603	9,582,426	10,131,559	50,500,028
Repayments of Lines of Credit			(2,308,116)	(11,072,666)	(11,655,427)	(51,040,074)
Finance Lease, Principal Payments			(1,062)	(824)	(1,122)	(955)
Payments For (Repayments Of) Customer Deposits			(2,466)	0
Repayments of Long-Term Lines of Credit			(146,449)	(5,000)	(5,000)	0
Payments of Debt Issuance Costs			(3,561)	0	0	(425)
Proceeds from Stock Options Exercised			343	2,440	59	18,791
Payment of equity financing costs			(16,634)	0
Payments for Repurchase of Common Stock			0	(5,570)	(7,169)	(5,648)
Net cash provided by (used in) financing activities			327,671	(1,499,194)	(1,537,100)	304,542
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations			(1,006)	(764)	725	35
Net Change in Cash			208,506	(551,394)	(632,809)	597,089
Cash - Beginning of period			346,065	978,874	978,874	381,785
Cash - End of period	554,571	427,480	554,571	427,480	346,065	978,874
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Operating bank account	526,765	398,037	526,765	398,037	317,959	938,319
Restricted cash, end of period	27,806	29,443	27,806	29,443	28,106	40,555
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Total	554,571	427,480	554,571	427,480	346,065	978,874
Supplemental Cash Flow Information [Abstract]
Interest Paid, Excluding Capitalized Interest, Operating Activities			12,008	24,941	13,069	78,809
Income Taxes Paid, Net			(5,886)	1,333	1,828	35,774
Noncash Investing and Financing Items [Abstract]
Capitalization of stock-based compensation related to internal use software	$ 2,500	$ 800	3,874	2,967	4,051	8,972
Vesting of stock options early exercised in prior periods			195	1,152
Vesting of common stock issued via notes receivable from stockholders			3,395	12,781
Noncash Or Part Noncash Acquisition, Earnout			3,430	$ 0	$ 0	$ 3,875
Forgiveness of notes receivable from stockholders			$ 46,350